Loan and Lease Operations Portfolio - Summary of Reconciliation of Expected Loan Losses for Loan Operations and Lease Operations (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and lease operations [Abstract]
Expected loan losses for financial guarantees pledged	R$ (837)	R$ (1,191)	R$ (1,907)
Commitments released	R$ (3,303)	R$ (2,601)	R$ (3,015)